Income Taxes	12 Months Ended
Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Income Taxes

Note 14 — Income Taxes

The following represents the components of the Company’s deferred tax assets and liabilities at December 31, 2022 and 2021:

	2022	2021
Sec 174 Cost - Domestic and Foreign	$-	$-
Tax attribute carryforwards	630,571	451,258
Amortization and depreciation	-	-
Stock compensation	-	-
Allowance for bad debt	60,859
Interest expense	24	-
Total deferred tax asset	691,454	451,258
Less: Valuation Allowance	(691,454)	(451,258)
Net deferred tax asset (liability)	$-	$-

As of December 31, 2022, the Company had federal net operating loss carryforwards of approximately $70,406, which may be available to reduce future taxable income, and may be carried forward indefinitely.

In accordance with FASB ASC Topic 740, Accounting for Income Taxes, the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are comprised principally of net operating loss carryforwards. The Company has determined that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets and, as a result, a full valuation allowance of $691,454 and $451,258 has been established at December 31, 2022 and 2021, respectively. The valuation allowance increased by $240,196 during the year ended December 31, 2022.

A reconciliation of income tax (expense) benefit at the statutory federal income tax rate and income taxes as reflected in the financial statements are as follows:

	For the year ended December 31,
	2022	2021
Federal tax expense	(308,388)	(184,761)
State tax expense, net of federal benefit	652	-
Stock compensation	26,724	-
Change in valuation allowance	240,196	193,365
Foreign rate differential	50,862	35,193
True up and other	(9,221)	(43,797)
Total provision for income taxes	825	-

The Company had no unrecognized tax benefits or related interest and penalties accrued for the year ended December 31, 2022 and December 31, 2021.